Filed pursuant to Rule 497(e)
Registration Nos: 033-08021
033-06502
002-85370
333-11283
333-111662

SUNAMERICA EQUITY FUNDS

SUNAMERICA INCOME FUNDS

SUNAMERICA MONEY MARKET FUNDS, INC.

SUNAMERICA SERIES, INC.

SUNAMERICA SPECIALTY SERIES

Supplement dated July 25, 2016

to the Statements of Additional Information,

as supplemented and amended to date

As of May 6, 2016, Advisor Group, Inc. is no longer an affiliate of SunAmerica Asset Management, LLC (“SunAmerica”). All references to Advisor Group, Inc. being an affiliate of SunAmerica are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-ALLSUP_072516